GOODWILL (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Balance at beginning of the period	$518	$489
Foreign currency translation and other	48	29
Ending Balance	$566	$518